Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income tax	Income tax
Items reported for income taxes include a reasonable estimate of the impact of the material aspects of the Swedish tax rate reduction which was signed into law on June 14, 2018, on the deferred tax assets and liabilities. Swedish tax rules reduced the corporate income tax from 21.4% to 20.6% from January 1, 2021. The major components of income tax benefit (expense) for the periods ended December 31, 2023, 2022, 2021 are as follows:

Amounts in thousands USD	for the year ended December 31, 2023	for the year ended December 31, 2022	for the year ended December 31, 2021
Current tax:
Current tax on profit for the year	$(1,592)	$(1,570)	$(308)
Deferred income tax
(Decrease)/increase in deferred tax assets	8,272	2,726	5,324
Decrease/(increase) in deferred tax liabilities	1,625	1,400	3,190
Total deferred tax expense/(benefit)	9,897	4,126	8,514
Income tax (expense)/benefit	$8,305	$2,556	$8,206

A reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate in Sweden, 20.6%, on the Company loss before taxes, is shown in the table below:

Amounts in thousands USD	for the year ended December 31, 2023	for the year ended December 31, 2022	for the year ended December 31, 2021
Loss before tax	$(39,905)	$(15,407)	$(46,545)
Income tax calculated according to tax rate in Sweden 20.6%	8,220	3,174	9,588
Tax effects from:
Non-deductible costs	(174)	(29)	(1,542)
Previously unrecognized tax losses used to reduce current tax expenses	—	—	184
Differences in overseas tax rates	(53)	40	(24)
Adjustments in respect of income tax of previous years	(162)	(275)	—
Other	474	(354)	—
Income tax	$8,305	$2,556	$8,206
Deferred tax balances

Deferred tax assets and liabilities of the Company are shown in the table below:

Deferred tax assets	Lease Liabilities	Tax losses	Other	Total
	Amounts in thousands USD
Balance as of January 1, 2021	$37	$—	$—	$37
Recognized in the statement of comprehensive income	113	4,935	276	5,324
Recognized in statement of Equity	—	3,825	—	3,825
Exchange differences	(6)	(223)	134	(95)
Balance as of December 31, 2021	$144	$8,537	$410	$9,091
Recognized in the statement of comprehensive income	83	743	1,899	2,725
Recognized in statement of Equity	—	—	266	266
Exchange differences	(18)	(1,136)	(82)	(1,236)
Balance as of December 31, 2022	$209	$8,144	$2,493	$10,846
Recognized in the statement of comprehensive income	93	6,830	1,349	8,272
Recognized in statement of Equity	—	1,054	499	1,553
Exchange differences	3	171	440	614
Balance as of December 31, 2023	$305	$16,199	$4,781	$21,285

Deferred tax liabilities	Deferred tax on untaxed reserves	Intangibles & Inventory Valuation	Other Temporary Differences	Total
	amounts in thousands USD
Balance as of January 1, 2021	$1,170	$31,481	$542	$33,193

Recognized in the statement of comprehensive income	(1,116)	(2,206)	133	(3,189)
Net from deferred tax asset	—	—	—	—
Exchange differences	(54)	(2,864)	6	(2,912)
Balance as of December 31, 2021	$—	$26,411	$681	$27,092
Recognized in the statement of comprehensive income	—	(1,859)	459	(1,400)
Exchange differences	—	(3,480)	(16)	(3,496)
Balance as of December 31, 2022	$—	$21,072	$1,124	$22,196
Recognized in the statement of comprehensive income	—	(1,785)	159	(1,626)
Exchange differences	—	732	—	732
Balance as of December 31, 2023	$—	$20,019	$1,283	$21,302

The Group has tax losses that arose in Sweden of $77,091 thousand (2022: $40,683 thousand) that are available indefinitely for offsetting against future taxable profits of the entities in which the losses arose. It also has tax losses related to interest expense deductions that arose in Sweden of $15,047 thousand (2022: $14,924 thousand) that are available for up to 6 years for offsetting against future taxable profits of the entities in which the deduction arose. The year on year movement on tax losses related to interest expense deductions is solely related to changes in foreign exchange.

Based on management's projections regarding future taxable profits, the Group has recognized deferred tax assets for the former but not for the latter because it is not currently probable that the entities in which the loss arose will be able to generate sufficient taxable profits before these entities taxable deduction offsets expire after 6 years. Furthermore, these taxable deductions are not available to other group entities where profits are expected to arise. In evaluating the probability of realizing the deferred tax assets, the Company considered all available positive and negative evidence of future taxable income, including past operating results and forecasted market growth and earnings. During 2023, a gross movement of $10,439 thousand (2022 $1,755 thousand) was recorded in the deferred tax asset with a net impact of $8,272 thousand (2022 $2,725 thousand) on the annual results. If the Company were able to recognize all unrecognized deferred tax assets, net profit would increase by $3,100 thousand (2022: $3,074 thousand).